Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

EXECUTIVE COMPENSATION

Overview

This section discusses the material components of our executive compensation program for our Named Executive Officers during our fiscal years ended December 31, 2025 and December 31, 2024. As a "smaller reporting company," we are required to provide executive compensation information for the following individuals: (i) all individuals who served as the Company's principal executive officer ("PEO"), during the last completed fiscal year, regardless of compensation; (ii) the two most highly compensated executive officers (other than the PEO) who were serving as executive officers of the Company at the end of the last completed fiscal year and whose total compensation was greater than $100,000; and (iii) up to two additional persons who served as executive officers (other than as the PEO) during the last completed fiscal year but were not serving in that capacity at the end of the fiscal year if their total compensation is higher than any of the other two Named Executive Officers in the preceding group.

Our Named Executive Officers and their positions during the fiscal year ended December 31, 2025 were as follows:

• Daniel Reis-Faria, our Chief Executive Officer;

• Michael Heinrich, our Executive Chairman;

• Dany Vaiman, our Chief Financial Officer;

• Clifford Starke, our former Chief Executive Officer;

• Sammy Dorf, our former Executive Chairman.

Summary Compensation Table

The following table sets out the compensation for the Named Executive Officers for the years ended December 31, 2025 and 2024:

Name and Principal Position	Fiscal Year	Salary ($)(1)	Bonus ($)(2)	Common Shares Awards ($)(3)	Stock Appreciation Rights Awards ($)(4)	Nonequity Incentive Plan Compensation ($)	Nonqualified Deferred Compensation Earnings ($)	All Other Compensation ($)(5)	Total Compensation ($)
Clifford Starke, former Chief Executive Officer	2025	350,000	-	-	38,809	-	-	955,000	1,343,809
	2024	420,000	36,000	1,170,000	1,094,435	-	-	-	2,720,435
Sammy Dorf, former Executive Chairman	2025	200,000	-	-	-	-	-	-	411,000
	2024	20,967	-	325,000	-	-	-	-	345,967
Dany Vaiman, Chief Financial Officer	2025	299,167	-	-	1,578,191	-	-	75,286	1,952,644
	2024	275,000	18,000	-	818,998	-	-	23,806	1,135,804
Daniel Reis-Faria, Chief Executive Officer	2025	168,333	250,000	-	3,134,125	-	-	23,507	3,575,965
	2024	-	-	-	-	-	-	-	-
Michael Heinrich, Executive Chairman	2025	168,333	250,000	-	3,134,125	-	-	12,898	3,565,356
	2024	-	-	-	-	-	-	-	-

(1) Salary amounts represent actual amount of base salary earned by each Named Executive Officer in the applicable year.

(2) Bonus amounts for 2025 and 2024 represent the actual amount of cash bonuses earned during 2024 and 2025, respectively, under the Company's annual bonus program. All such bonuses have been paid. Refer to "Annual Bonus/Non-Equity Incentive Plan Compensation" below.

(3) Value based on trading price of the Common Shares on the date of the respective grants. These grants include grants of restricted Common Shares. See "Narrative to the Summary Compensation Table - Equity-Based Compensation - Equity Awards to Named Executive Officers during 2025 and 2024." for information regarding these grants.

(4) Represents the aggregate grant date fair value of SARs and stock options granted to each Named Executive Officer, calculated in accordance with the binomial simulation valuation model. The amounts in 2025 for Mr. Vaiman and Mr. Starke include the incremental value caused by the modification of the terms of grants from 2024.

(5) For 2025, Mr. Reis-Faria's amount represents health and dental benefits of $12,000 and vacation accrued but not taken of $11,507. Mr. Heinrich's amount represents vacation accrued but not taken of $12,898.  Mr. Vaiman's amount includes vacation accrued but not taken for a total of $38,604, a relocation allowance of $28,571 as well as health and dental benefits totaling $8,111. Mr. Starke's amount represents severance payments of $895,000 and a relocation allowance of $60,000.

Named Executive Officers, Footnote

The following table sets out the compensation for the Named Executive Officers for the years ended December 31, 2025 and 2024:

Name and Principal Position	Fiscal Year	Salary ($)(1)	Bonus ($)(2)	Common Shares Awards ($)(3)	Stock Appreciation Rights Awards ($)(4)	Nonequity Incentive Plan Compensation ($)	Nonqualified Deferred Compensation Earnings ($)	All Other Compensation ($)(5)	Total Compensation ($)
Clifford Starke, former Chief Executive Officer	2025	350,000	-	-	38,809	-	-	955,000	1,343,809
	2024	420,000	36,000	1,170,000	1,094,435	-	-	-	2,720,435
Sammy Dorf, former Executive Chairman	2025	200,000	-	-	-	-	-	-	411,000
	2024	20,967	-	325,000	-	-	-	-	345,967
Dany Vaiman, Chief Financial Officer	2025	299,167	-	-	1,578,191	-	-	75,286	1,952,644
	2024	275,000	18,000	-	818,998	-	-	23,806	1,135,804
Daniel Reis-Faria, Chief Executive Officer	2025	168,333	250,000	-	3,134,125	-	-	23,507	3,575,965
	2024	-	-	-	-	-	-	-	-
Michael Heinrich, Executive Chairman	2025	168,333	250,000	-	3,134,125	-	-	12,898	3,565,356
	2024	-	-	-	-	-	-	-	-

(1) Salary amounts represent actual amount of base salary earned by each Named Executive Officer in the applicable year.

(2) Bonus amounts for 2025 and 2024 represent the actual amount of cash bonuses earned during 2024 and 2025, respectively, under the Company's annual bonus program. All such bonuses have been paid. Refer to "Annual Bonus/Non-Equity Incentive Plan Compensation" below.

(3) Value based on trading price of the Common Shares on the date of the respective grants. These grants include grants of restricted Common Shares. See "Narrative to the Summary Compensation Table - Equity-Based Compensation - Equity Awards to Named Executive Officers during 2025 and 2024." for information regarding these grants.

(4) Represents the aggregate grant date fair value of SARs and stock options granted to each Named Executive Officer, calculated in accordance with the binomial simulation valuation model. The amounts in 2025 for Mr. Vaiman and Mr. Starke include the incremental value caused by the modification of the terms of grants from 2024.

(5) For 2025, Mr. Reis-Faria's amount represents health and dental benefits of $12,000 and vacation accrued but not taken of $11,507. Mr. Heinrich's amount represents vacation accrued but not taken of $12,898.  Mr. Vaiman's amount includes vacation accrued but not taken for a total of $38,604, a relocation allowance of $28,571 as well as health and dental benefits totaling $8,111. Mr. Starke's amount represents severance payments of $895,000 and a relocation allowance of $60,000.

PEO Name	Daniel Reis-Faria
Pension Benefits Adjustments, Footnote

For 2024 and 2025 certain Named Executive Officers were eligible to participate in such employee benefit plans and programs to the same extent as the Company's other full-time employees, subject to the terms and eligibility requirements of those plans.

Equity Awards Adjustments, Footnote

Daniel Reis-Faria

On December 19, 2025, Mr. Reis-Faria was granted 471,208 stock options at an exercise price of $7.31 per option. The expiration date is ten years from the grant date. The options will vest based on the Company's volume weighted average price ("VWAP") of the Company's Common Shares as follows:

Percentage of options vested	At or above the following VWAP on any trading day
20%	$10.97
20%	$14.62
20%	$18.28
20%	$21.93
20%	$25.59

Michael Heinrich

On December 19, 2025, Mr. Heinrich was granted 471,208 stock options at an exercise price of $7.31 per option. The expiration date is ten years from the grant date. The options will vest based on the Company's VWAP of the Company's Common Shares as follows:

Percentage of options vested	At or above the following VWAP on any trading day
20%	$10.97
20%	$14.62
20%	$18.28
20%	$21.93
20%	$25.59

Dany Vaiman

On December 19, 2025, Mr. Vaiman was granted 235,604 stock options at an exercise price of $7.31 per option. The expiration date is ten years from the grant date. The options will vest based on the Company's VWAP of the Company's Common Shares as follows:

Percentage of options vested	At or above the following VWAP on any trading day
20%	$10.97
20%	$14.62
20%	$18.28
20%	$21.93
20%	$25.59

Clifford Starke [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	$ 1,343,809	$ 2,720,435
Sammy Dorf [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	411,000	345,967
Dany Vaiman [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	1,952,644	1,135,804
Daniel Reis-Faria [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	3,575,965	0
Michael Heinrich [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount	$ 3,565,356	$ 0